American Century Investments®
Quarterly Portfolio Holdings
Focused International Growth Fund
August 31, 2025

Focused International Growth - Schedule of Investments
AUGUST 31, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 97.8%
Austria — 1.6%
Erste Group Bank AG	24,810	2,361,551
Brazil — 1.6%
NU Holdings Ltd., Class A(1)	166,460	2,463,608
Canada — 5.2%
GFL Environmental, Inc.	68,600	3,432,744
Intact Financial Corp.	9,630	1,928,524
TC Energy Corp.	47,280	2,462,203
		7,823,471
China — 6.9%
Alibaba Group Holding Ltd., ADR	28,790	3,886,650
Tencent Holdings Ltd.	85,300	6,606,012
		10,492,662
France — 14.6%
Air Liquide SA	19,589	4,036,065
Airbus SE	15,080	3,152,760
Cie de Saint-Gobain SA	21,260	2,295,211
EssilorLuxottica SA	6,120	1,866,816
Legrand SA	19,740	3,006,126
L'Oreal SA	6,230	2,908,698
Societe Generale SA	76,850	4,742,323
		22,007,999
Germany — 12.6%
Commerzbank AG	47,730	1,821,785
E.ON SE	126,100	2,248,532
Infineon Technologies AG	44,900	1,837,930
Rheinmetall AG	1,090	2,114,328
SAP SE	18,840	5,128,175
Siemens Energy AG(1)	32,930	3,503,072
Zalando SE(1)	84,410	2,352,308
		19,006,130
India — 3.7%
HDFC Bank Ltd.	245,460	2,649,354
MakeMyTrip Ltd.(1)	29,922	2,954,798
		5,604,152
Indonesia — 1.7%
Bank Central Asia Tbk. PT	5,205,600	2,550,273
Italy — 2.6%
Ferrari NV	8,140	3,873,726
Japan — 14.3%
BayCurrent, Inc.	25,700	1,458,165
Keyence Corp.	7,200	2,744,950
MonotaRO Co. Ltd.	163,300	2,813,755
NEC Corp.	178,000	5,420,226
Rakuten Bank Ltd.(1)	59,000	3,317,155
Ryohin Keikaku Co. Ltd.(2)	119,600	2,572,294
Terumo Corp.(2)	181,400	3,252,655
		21,579,200
Netherlands — 2.2%
Adyen NV(1)	2,010	3,375,132

Spain — 2.8%
Iberdrola SA	222,560	4,195,456
Sweden — 1.2%
Spotify Technology SA(1)	2,700	1,841,076
Switzerland — 5.8%
Galderma Group AG	19,326	3,384,689
Lonza Group AG	5,920	4,201,356
On Holding AG, Class A(1)	26,690	1,203,185
		8,789,230
Taiwan — 6.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	244,000	9,138,138
United Kingdom — 12.5%
AstraZeneca PLC	22,740	3,625,082
Barclays PLC	505,730	2,464,243
British American Tobacco PLC	48,100	2,731,483
Experian PLC	74,770	3,875,741
London Stock Exchange Group PLC	20,646	2,558,721
RELX PLC	77,890	3,638,212
		18,893,482
United States — 2.4%
CRH PLC	31,870	3,599,716
TOTAL COMMON STOCKS (Cost $120,103,829)		147,595,002
SHORT-TERM INVESTMENTS — 2.1%
Money Market Funds — 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,782	4,782
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,735,455	1,735,455
		1,740,237
Repurchase Agreements — 0.9%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.625%, 2/15/55, valued at $1,382,254), at 4.30%, dated 8/29/25, due 9/2/25 (Delivery value $1,355,647)		1,355,000
TOTAL SHORT-TERM INVESTMENTS (Cost $3,095,237)		3,095,237
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $123,199,066)		150,690,239
OTHER ASSETS AND LIABILITIES — 0.1%		207,676
TOTAL NET ASSETS — 100.0%		$150,897,915

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	20.0%
Industrials	19.4%
Information Technology	16.1%
Consumer Discretionary	11.2%
Health Care	10.8%
Communication Services	5.6%
Materials	5.1%
Utilities	4.3%
Consumer Staples	3.7%
Energy	1.6%
Short-Term Investments	2.1%
Other Assets and Liabilities	0.1%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $4,154,176. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $4,418,669, which includes securities collateral of $2,683,214.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$2,463,608	—	—
Canada	3,432,744	$4,390,727	—
China	3,886,650	6,606,012	—
India	2,954,798	2,649,354	—
Sweden	1,841,076	—	—
Switzerland	1,203,185	7,586,045	—
United States	3,599,716	—	—
Other Countries	—	106,981,087	—
Short-Term Investments	1,740,237	1,355,000	—
	$21,122,014	$129,568,225	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.